Financial Assets and Liabilities at Fair Value (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts Receivable — Loans and Receivables		$ 60,738	$ 315,039
Assets		3,957,327	2,208,015
Loans Payable — CLO Notes Payable		11,304,059	12,349,584
Corporate Treasury Commitments		$ 688,386	$ 8,144
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Other Assets	Other Assets
Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets		$ 190,079	$ 277,603
Derivatives liabilities		90,635	88,182
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		3,277,350	4,628,104
Liabilities		565,637	56,725
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents		263,574	1,134,733
Total Investments		9,273,604	9,318,953
Accounts Receivable — Loans and Receivables		60,738	315,039
Assets		9,768,806	10,971,402
Securities Sold, Not Yet Purchased		3,886	3,825
Contingent Consideration		387
Total Accounts Payable, Accrued Expenses and Other Liabilities		660,158	149,016
Liabilities		1,347,280	149,016
Fair Value, Measurements, Recurring | Corporate Treasury Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate Treasury Commitments		1,264	8,144
Fair Value, Measurements, Recurring | CLO Notes Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Payable — CLO Notes Payable		687,122
Fair Value, Measurements, Recurring | Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives liabilities		654,621	136,763
Total Accounts Payable, Accrued Expenses and Other Liabilities			284
Fair Value, Measurements, Recurring | Other Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		4,150,251	3,128,447
Fair Value, Measurements, Recurring | Net Asset Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		565,534	602,693
Assets		565,534	602,693
Fair Value, Measurements, Recurring | Net Asset Value | Other Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		7,275	5,985
Fair Value, Measurements, Recurring | Consolidated Blackstone Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		4,319,483	5,136,966
Derivatives assets		170,890	202,677
Fair Value, Measurements, Recurring | Consolidated Blackstone Funds | Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		19,189	74,926
Fair Value, Measurements, Recurring | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	[1]	3,345,645	4,954,280
Fair Value, Measurements, Recurring | Consolidated Blackstone Funds | Debt Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		954,649	107,760
Fair Value, Measurements, Recurring | Consolidated Blackstone Funds | Net Asset Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		558,259	596,708
Fair Value, Measurements, Recurring | Consolidated Blackstone Funds | Net Asset Value | Equity Securities, Partnerships and LLC Interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	[1]	558,259	596,708
Fair Value, Measurements, Recurring | Corporate Treasury Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		803,870	1,053,540
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents		263,574	1,134,733
Total Investments		1,647,301	1,601,901
Assets		1,910,965	2,736,913
Securities Sold, Not Yet Purchased		3,886	3,825
Total Accounts Payable, Accrued Expenses and Other Liabilities		4,322	3,846
Liabilities		4,322	3,846
Fair Value, Measurements, Recurring | Level 1 | Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives liabilities		436	21
Fair Value, Measurements, Recurring | Level 1 | Other Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		1,564,112	1,473,611
Fair Value, Measurements, Recurring | Level 1 | Consolidated Blackstone Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		11,118	12,024
Derivatives assets		90	279
Fair Value, Measurements, Recurring | Level 1 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	[1]	11,118	12,024
Fair Value, Measurements, Recurring | Level 1 | Corporate Treasury Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		72,071	116,266
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		3,857,328	2,807,504
Assets		4,014,957	3,003,692
Total Accounts Payable, Accrued Expenses and Other Liabilities		90,199	88,445
Liabilities		777,321	88,445
Fair Value, Measurements, Recurring | Level 2 | CLO Notes Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Payable — CLO Notes Payable		687,122
Fair Value, Measurements, Recurring | Level 2 | Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives liabilities		90,199	88,161
Total Accounts Payable, Accrued Expenses and Other Liabilities			284
Fair Value, Measurements, Recurring | Level 2 | Other Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		2,355,423	1,597,696
Fair Value, Measurements, Recurring | Level 2 | Consolidated Blackstone Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		1,066,475	278,402
Derivatives assets		157,629	196,188
Fair Value, Measurements, Recurring | Level 2 | Consolidated Blackstone Funds | Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		19,189	74,926
Fair Value, Measurements, Recurring | Level 2 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	[1]	123,022	149,689
Fair Value, Measurements, Recurring | Level 2 | Consolidated Blackstone Funds | Debt Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		924,264	53,787
Fair Value, Measurements, Recurring | Level 2 | Corporate Treasury Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		435,430	931,406
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		3,203,441	4,306,855
Accounts Receivable — Loans and Receivables		60,738	315,039
Assets		3,277,350	4,628,104
Contingent Consideration		387
Total Accounts Payable, Accrued Expenses and Other Liabilities		565,637	56,725
Liabilities		565,637	56,725
Fair Value, Measurements, Recurring | Level 3 | Corporate Treasury Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate Treasury Commitments		1,264	8,144
Fair Value, Measurements, Recurring | Level 3 | Freestanding Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives liabilities		563,986	48,581
Fair Value, Measurements, Recurring | Level 3 | Other Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		223,441	51,155
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		2,683,631	4,249,832
Derivatives assets		13,171	6,210
Assets		2,683,631	4,249,832
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	[1]	2,653,246	4,195,859
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Debt Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		30,385	53,973
Fair Value, Measurements, Recurring | Level 3 | Corporate Treasury Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments		$ 296,369	$ 5,868

[1]	Equity Securities, Partnership and LLC Interest includes investments in investment funds.